SCHEDULE OF RELATED PARTY BALANCES (Details) - Seamless Group Inc [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Amounts due from related parties	$ 26,000,000
P T WalletKu Indompet Indonesia [Member]
Amounts due from related parties
Sino Dynamic Solutions Limited [Member]
Amounts due from related parties	7,148,208	4,382,762
Amounts due to related parties	4,130,912	1,245,564
Others [Member]
Amounts due from related parties	139,168	100,466
Amounts due to related parties	1,003,924	1,006,991
Related Party [Member]
Amounts due from related parties	7,287,376	4,483,228	[1]
Amounts due to related parties	86,488,519	83,757,317
Regal Planet Limited [Member]
Amounts due to related parties	48,654,398	49,079,276
Mr Alexander Kong [Member]
Amounts due to related parties	114,374	114,508
Ripple Lab Inc [Member]
Amounts due to related parties	$ 32,584,911	$ 32,310,978

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 – Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.